WESTERN ASSET MASSACHUSETTS MUNICIPALS FUND

Schedule of investments (unaudited)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 88.5%
Education - 19.4%
Massachusetts State DFA Revenue:
Bentley University, Series A, Refunding	4.000%	7/1/40	$1,275,000	$1,528,600	(a)
Brandeis University, Series S, Refunding	5.000%	10/1/40	1,330,000	1,660,762
Brandeis University, Series S-1, Refunding	5.000%	10/1/36	1,535,000	1,933,900
Foxborough Regional Charter School, Series B, Refunding	5.000%	7/1/37	600,000	685,155
Northeastern University, Series A, Refunding	5.000%	10/1/30	400,000	509,630
Northeastern University, Series A, Refunding	5.000%	10/1/31	520,000	660,049
Northeastern University, Series A, Refunding	5.000%	10/1/32	750,000	949,436
Northeastern University, Series A, Refunding	5.000%	10/1/33	500,000	631,165
Sterling and Francine Clark Art Institute, Refunding	5.000%	7/1/35	2,230,000	2,602,336
UMass Boston Student Housing	5.000%	10/1/31	600,000	693,443
Worcester Polytechnic Institute	4.000%	9/1/44	2,000,000	2,312,588
Worcester Polytechnic Institute, Series B, Refunding	5.000%	9/1/42	1,500,000	1,833,953
University of Massachusetts Building Authority Revenue:
Senior, Series 2021-1, Refunding	5.000%	11/1/32	2,250,000	3,044,645
Senior, Series 2021-1, Refunding	5.000%	11/1/34	500,000	671,268

Total Education				19,716,930

Health Care - 17.9%
Massachusetts State DFA Revenue:
Beth Israel Lahey Health Inc., Series K, Refunding	5.000%	7/1/38	1,000,000	1,251,688
Dana-Farber Cancer Institute, Series N	5.000%	12/1/34	1,120,000	1,356,590
Mass General Brigham Issue, Series A-1	5.000%	1/31/30	2,000,000	2,610,273	(b)(c)
Milford Regional Medical Center, Series F, Refunding	5.625%	7/15/36	500,000	533,961
Orchard Cove Obligation, Refunding	5.000%	10/1/39	250,000	283,328
Orchard Cove Obligation, Refunding	5.000%	10/1/49	700,000	788,306
Southcoast Health System, Series G, Refunding	5.000%	7/1/35	200,000	264,065
Southcoast Health System, Series G, Refunding	5.000%	7/1/36	500,000	657,901
Southcoast Health System, Series G, Refunding	5.000%	7/1/37	350,000	459,026
Southcoast Health System, Series G, Refunding	4.000%	7/1/46	1,000,000	1,178,127
Southcoast Health System, Series G, Refunding	5.000%	7/1/50	1,500,000	1,916,320
UMass Memorial Health Care, Series I, Refunding	5.000%	7/1/46	2,500,000	2,948,993
Wellforce Issue, Series A, Refunding	5.000%	7/1/36	500,000	618,782

See Notes to Schedule of Investments.

Western Asset Massachusetts Municipals Fund 2021 Quarterly Report	1

WESTERN ASSET MASSACHUSETTS MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - (continued)
Wellforce Issue, Series A, Refunding	5.000%	7/1/39	$2,200,000	$2,704,187
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	500,000	605,760

Total Health Care				18,177,307

Industrial Revenue - 2.0%
Massachusetts State DFA, Solid Waste Disposal Revenue, Waste Management Inc. Project	1.250%	5/1/27	2,000,000	2,019,726	(d)(e)

Power - 1.6%
Berkshire, MA, Wind Power Cooperative Corp. Revenue, Berkshire Wind Project, Green Bond, Refunding	5.000%	7/1/27	700,000	864,563
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	230,000	225,400	*(f)
Series A	5.050%	7/1/42	30,000	29,400	*(f)
Series XX	5.250%	7/1/40	320,000	314,800	*(f)
Series ZZ, Refunding	5.250%	7/1/18	250,000	242,187	*(g)

Total Power				1,676,350

Pre-Refunded/Escrowed to Maturity - 5.1%
Massachusetts State College Building Authority Revenue Bonds, Series A, Refunding	5.000%	5/1/37	2,500,000	2,930,820	(h)
Massachusetts State DFA Revenue, Partners Healthcare System Inc., Series O-2, Refunding	5.000%	7/1/30	1,000,000	1,180,127	(h)
Massachusetts State School Building Authority, Sales Tax Revenue, Senior, Series A	5.000%	5/15/43	1,000,000	1,082,625	(h)

Total Pre-Refunded/Escrowed to Maturity				5,193,572

Special Tax Obligation - 14.8%
Government of Guam, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/42	110,000	125,691	(a)
Massachusetts State Bay Transportation Authority, Sales Tax Revenue, Senior, Series A	5.000%	7/1/45	3,500,000	4,075,202
Massachusetts State DFA Revenue, Broad Institute Inc., Refunding	5.000%	4/1/37	1,500,000	1,835,425
Massachusetts State Special Obligation Dedicated Tax Revenue, Refunding, NATL	5.500%	1/1/34	5,025,000	6,956,622
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	100,000	92,313
CAB, Restructured, Series A-1	0.000%	7/1/46	120,000	40,097
CAB, Restructured, Series A-1	0.000%	7/1/51	1,125,000	273,392
Restructured, Series A-1	4.550%	7/1/40	30,000	34,522
Restructured, Series A-1	5.000%	7/1/58	725,000	839,448

See Notes to Schedule of Investments.

2	Western Asset Massachusetts Municipals Fund 2021 Quarterly Report

WESTERN ASSET MASSACHUSETTS MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - (continued)
Restructured, Series A-2	4.329%	7/1/40	$290,000	$329,667
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	425,000	426,071

Total Special Tax Obligation				15,028,450

State General Obligation - 3.9%
Massachusetts State, GO, Consolidated Loan, Series E	5.000%	9/1/38	3,000,000	3,792,538
Puerto Rico Commonwealth Public Improvement, GO, Series A, Refunding	5.000%	7/1/41	150,000	128,812	*(f)

Total State General Obligation				3,921,350

Transportation - 15.0%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Series A, Refunding	5.000%	1/1/34	4,000,000	5,039,467
Massachusetts State Port Authority Revenue:
Bosfuel Project, Series A, Refunding	4.000%	7/1/44	3,000,000	3,466,838	(e)
Series E	5.000%	7/1/46	3,340,000	4,266,001	(e)
Massachusetts State Transportation Fund Revenue:
Rail Enhancement & Accelerated Bridge Programs, Series A	5.000%	6/1/48	1,000,000	1,247,914
Rail Enhancement & Accelerated Bridge Programs, Series A	5.000%	6/1/49	1,000,000	1,259,107

Total Transportation				15,279,327

Water & Sewer - 8.8%
Massachusetts State Water Resources Authority Revenue, Green Bond, Series C, Refunding	5.000%	8/1/40	7,480,000	9,008,902

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $82,730,277)				90,021,914

SHORT-TERM INVESTMENTS - 12.3%
MUNICIPAL BONDS - 12.3%
Education - 10.4%
Massachusetts State DFA Revenue:
Babson College, Series A-1, Refunding, LOC - Bank of America N.A.	0.010%	10/1/32	800,000	800,000	(i)(j)
Boston University, Series U-6C, Refunding, LOC - TD Bank N.A.	0.010%	10/1/42	2,145,000	2,145,000	(i)(j)
Boston University, Series U-6E, Refunding, LOC - TD Bank N.A.	0.010%	10/1/42	5,100,000	5,100,000	(i)(j)
Massachusetts State HEFA Revenue:
Harvard University, Series R, Refunding	0.010%	11/1/49	300,000	300,000	(i)(j)

See Notes to Schedule of Investments.

Western Asset Massachusetts Municipals Fund 2021 Quarterly Report	3

WESTERN ASSET MASSACHUSETTS MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Education - (continued)
Harvard University, Series Y	0.010%	7/1/35	$245,000	$245,000	(i)(j)
Massachusetts Institute of Technology, Series J-1	0.010%	7/1/31	1,990,000	1,990,000	(i)(j)

Total Education				10,580,000

General Obligations - 0.3%
Massachusetts State IFA Revenue, Nova Realty Trust, Refunding, LOC - TD Bank N.A.	0.020%	12/1/24	300,000	300,000	(i)(j)

Health Care - 1.1%
Massachusetts State DFA Revenue, Partners Healthcare System Inc., Series K-1, SPA - Wells Fargo Bank N.A.	0.020%	7/1/46	300,000	300,000	(i)(j)
Massachusetts State HEFA Revenue:
Baystate Medical Center, Series K-1, LOC - TD Bank N.A.	0.010%	7/1/39	200,000	200,000	(i)(j)
Partners Healthcare System Inc., Series P-2, SPA - JPMorgan Chase & Co.	0.020%	7/1/27	600,000	600,000	(i)(j)
Phoenix, AZ, IDA, Health Care Facilities Revenue, Mayo Clinic, Series B, SPA - Northern Trust Co.	0.010%	11/15/52	100,000	100,000	(i)(j)

Total Health Care				1,200,000

Pollution - 0.5%
St. Lucie County, FL, Solid Waste Disposal Revenue, Florida Power & Light Co. Project, Refunding	0.020%	5/1/24	500,000	500,000	(e)(i)(j)

TOTAL SHORT-TERM INVESTMENTS (Cost - $12,580,000)				12,580,000

TOTAL INVESTMENTS - 100.8% (Cost - $95,310,277)				102,601,914
Liabilities in Excess of Other Assets - (0.8)%				(839,559)

TOTAL NET ASSETS - 100.0%				$101,762,355

See Notes to Schedule of Investments.

4	Western Asset Massachusetts Municipals Fund 2021 Quarterly Report

WESTERN ASSET MASSACHUSETTS MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

*	Non-income producing security.

(a)	Securities traded on a when-issued or delayed delivery basis.

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	The coupon payment on this security is currently in default as of August 31, 2021.

(g)	The maturity principal is currently in default as of August 31, 2021.

(h)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviation(s) used in this schedule:

CAB	— Capital Appreciation Bonds
DFA	— Development Finance Agency
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IFA	— Industrial Finance Agency
LOC	— Letter of Credit
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
SPA	— Standby Bond Purchase Agreement — Insured Bonds

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Massachusetts Municipals Fund 2021 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Massachusetts Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk

6

Notes to Schedule of Investments (unaudited) (continued)

premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$90,021,914	—	$90,021,914
Short-Term Investments†	—	12,580,000	—	12,580,000

Total Investments	—	$102,601,914	—	$102,601,914

†	See Schedule of Investments for additional detailed categorizations.

8